Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The Company’s consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of Fuling Global, Total Faith, Taizhou Fuling and its subsidiaries and VIE. All significant intercompany balances and transactions have been eliminated in consolidation.

In accordance with accounting standards regarding consolidation of variable interest entities, VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision making ability. All VIEs with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

The Company has concluded that Domo is a VIE, based on the facts that Total Faith has a majority of voting rights on the board of directors and is obligated to absorb a majority of the risk of loss from Domo’s economic performance. Based on our evaluation of the VIE, we are the primary beneficiary of its risks and rewards; therefore, we consolidate Domo for financial reporting purposes.

The following tables set forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIE, which were included in the Company’s consolidated balance sheets, statements of comprehensive income and cash flows:

	December 31, 2016	December 31, 2015

Current assets	$3,658,364	$2,179,580
Non-current assets	-	-
Total assets	3,658,364	2,179,580

Third-party liabilities	(821,246)	(498,614)
Intercompany payables*	(2,565,506)	(1,412,380)
Total liabilities	(3,386,752)	(1,910,994)
Net assets	$271,612	$268,586

*Payables to Taizhou Fuling and Great Plastics are eliminated upon consolidation.

	For the years ended
	December 31, 2016	December 31, 2015

Revenue	$7,928,478	$7,691,012
Net income (loss)	$39	$(183,074)

	For the years ended
	December 31, 2016	December 31, 2015

Net cash (used in) provided by operating activities	$(1,006,413)	$1,013,823
Net cash provided by (used in) financing activities*	$1,153,126	$(997,707)
Net increase in cash and cash equivalents	$146,713	$16,116

* Intercompany financing activities are eliminated upon consolidation.

The Company has the power to direct activities of the VIE and can have assets transferred freely out of the VIE without restrictions. Therefore, the Company considers that there is no asset of the VIE that can only be used to settle obligations of the VIE. The creditors of the VIE’s third-party liabilities do not have recourse to the general credit of the primary beneficiary in normal course of business.

Non-controlling interests	Non-controlling interests Non-controlling interests represents the individual shareholder’s proportionate share of 51% of equity interest in Domo.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the financial statements.

Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable, inventories, advances to suppliers, useful lives of property, plant and equipment, intangible assets, and the recoverability of long-lived assets. Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents.
Restricted Cash

Restricted Cash

Restricted cash consists of cash equivalents used as collateral to secure short-term bank notes payable and bank borrowings. The Company is required to keep certain amounts on deposit that are subject to withdrawal restrictions. Upon the maturity of the bank acceptance notes and bank borrowings, the Company is required to deposit the remainder to the escrow account to settle the bank notes payable and bank borrowings. The notes payable and bank borrowings with security deposits are generally short term in nature due to their short maturity period of three months to one year; thus, restricted cash is classified as a current asset.

As of December 31, 2016 and 2015, the Company had restricted cash of $2,333,607 and $2,129,162, respectively, of which $1,461,632 and $1,153,444, respectively, was related to the bank acceptance notes payable (see Note 9), and $820,138 and $955,426, respectively, was related to the letters of credit (see Note 12). The remaining $51,837 and $20,292, respectively, were related to other miscellaneous deposits made in bank.

Certificates of deposit	Certificates of deposit As of December 31, 2016 and 2015, certificates of deposit with original maturities of more than ninety days amounted to $1,539,082 and $3,186,892, respectively.
Accounts Receivable

Accounts Receivable

Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts. The Company usually grants credit to customers with good credit standing with a maximum of 90 days and determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income. Actual amounts received may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Inventories

Inventories

Inventories are stated at the lower of cost or market value. Costs include the cost of raw materials, freight, direct labor and related production overhead. The cost of inventories is calculated using the weighted average method. Any excess of the cost over the net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories.

Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products.

Property, Plant and Equipment

Property, Plant and Equipment

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Items	Useful life
Property and buildings	10–20 years
Leasehold improvement	Lesser of useful life and lease term
Machinery equipment	3–10 years
Transportation vehicles	4–10 years
Office equipment and furniture	3–5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the statement of income in other income and expenses.

Intangible Assets

Intangible Assets

Intangible assets consist primarily of land use rights, trademark and patents. Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. These land use rights are sometimes referred to informally as “ownership.” Land use rights are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Items	Useful life
Land use rights	50 years
Trademark	10 years
Patents	7-10 years

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets as of December 31, 2016 and 2015.

Revenue Recognition

Revenue Recognition

Revenue from product sales is recognized, net of estimated provisions for sales allowances, when the merchandise is shipped and title is transferred. Revenue is recognized when all four of the following criteria are met: (i) persuasive evidence that an arrangement exists (sales agreements and customer purchase orders are used to determine the existence of an arrangement); (ii) delivery of goods has occurred and risks and benefits of ownership have been transferred, which is when the goods are received by the customer at its designated location in accordance with the sales terms; (iii) the sales price is both fixed and determinable, and (iv) collectability is reasonably assured. Historically, sales returns have been minimal.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company does not believe that there was any uncertain tax position at December 31, 2016 and 2015.

To the extent applicable, the Company records interest and penalties as a general and administrative expense. The statute of limitations for the Company’s U.S. federal income tax returns and certain state income tax returns subject to examination by tax authorities for three years from the date of filing. As of December 31, 2016, the tax years ended December 31, 2011 through December 31, 2016 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Value added tax ("VAT")

Value added tax (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rates range up to 17%, depending on the type of products sold. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products. Further, when exporting goods, the exporter is entitled to some or all of the refund of the VAT paid or assess. Since a majority of the Company’s products are exported to the U.S. and Europe, the Company is eligible for VAT refunds when the Company completes all the required tax filing procedures.

All of the VAT returns of the Company have been and remain subject to examination by the tax authorities for five years from the date of filing.

Foreign Currency Translation

Foreign Currency Translation

The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. Our financial statements are reported using U.S. Dollars. The results of operations and the statement of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in statement of changes in equity. Gains and losses from foreign currency transactions are included in the consolidated statement of income and comprehensive income.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2016	December 31, 2015

Period-end spot rate	US $1=RMB 6.94477	US $1=RMB 6.4917

Average rate	US $1=RMB 6.64410	US $1=RMB 6.2288

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 - Quoted prices in active markets for identical assets and liabilities.

●	Level 2 - Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

●	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Company considers the recorded value of its financial assets and liabilities, which consist primarily of cash and cash equivalents, restricted cash, accounts receivable, advance to vendors, accounts payable, accrued expenses, advances from customers, notes payable to approximate the fair value of the respective assets and liabilities at December 31, 2016 and 2015 based upon the short-term nature of the assets and liabilities.

The Company believes that the carrying amount of the short-term borrowings approximates fair value at December 31, 2016 and 2015 based on the terms of the borrowings and current market rates as the rate is reflective of the current market rate.

Concentrations and Credit Risk

Concentrations and Credit Risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies that require certain supporting documentation in order to affect the remittance.

As of December 31, 2016 and 2015, $6,362,578 and $17,801,169 of the Company’s cash and cash equivalents, certificates of deposit and restricted cash were on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure.

Substantially all of the Company’s sales are made to customers that are located primarily in the USA and Europe. The Company’s operating results could be adversely affected by the government policy on exporting business, foreign exchange rate fluctuation, and local market condition change. The Company has a concentration of its revenues and receivables with specific customers. For the year ended December 31, 2016, one customer accounted for 13% of total revenue. For the year ended December 31, 2015, one customer accounted for 13% of total revenue. As of December 31, 2016, one customer’ account receivable accounted for 19% of the total outstanding accounts receivable balance. As of December 31, 2015, two customers’ account receivable accounted for 30% and 10% of the total outstanding accounts receivable balance, respectively.

For the year ended December 31, 2016, the Company purchased approximately 22%, 19% and 13% of its raw materials from three major suppliers, respectively. For the year ended December 31, 2015, the Company purchased approximately 17% and 15% of its raw materials from two major suppliers, respectively. As of December 31, 2016, advanced payments to one major supplier accounted for 41% of the total advance payments outstanding. As of December 31, 2015, advanced payments to two major suppliers accounted for 49% and 10% of the total advance payments outstanding, respectively.

A loss of either of these customers or suppliers could adversely affect the operating results or cash flows of the Company.

Risks and Uncertainties

Risks and Uncertainties

The major operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)”, to increase the transparency and comparability about leases among entities. The new guidance requires lessees to recognize a lease liability and a corresponding lease asset for virtually all lease contracts. It also requires additional disclosures about leasing arrangements. ASU 2016-02 is effective for interim and annual periods beginning after December 15, 2018, and requires a modified retrospective approach to adoption. Early adoption is permitted. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, to address diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows”. The amendments provide guidance on the following eight specific cash flow issues: (1) Debt Prepayment or Debt Extinguishment Costs; (2) Settlement of Zero-Coupon Debt Instruments or Other Debt Instruments with Coupon Interest Rates That Are Insignificant in Relation to the Effective Interest Rate of the Borrowing; (3) Contingent Consideration Payments Made after a Business Combination; (4)Proceeds from the Settlement of Insurance Claims; (5) Proceeds from the Settlement of Corporate-Owned Life Insurance Policies, including Bank-Owned; (6) Life Insurance Policies; (7) Distributions Received from Equity Method Investees; (8) Beneficial Interests in Securitization Transactions; and Separately Identifiable Cash Flows and Application of the Predominance Principle. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The amendments should be applied using a retrospective transition method to each period presented. If it is impracticable to apply the amendments retrospectively for some of the issues, the amendments for those issues would be applied prospectively as of the earliest date practicable. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In October 2016, the FASB issued ASU 2016-16, “Income Taxes (Topic 740): Intra-Entity Transfer of Assets Other than Inventory”, which requires the recognition of the income tax consequences of an intra-entity transfer of an asset, other than inventory, when the transfer occurs. ASU 2016-06 will be effective for the Company in its first quarter of 2019. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In October 2016, the FASB issued ASU 2016-17, “Consolidation (Topic 810): Interests Held through Related Parties That Are under Common Control”. The amendments affect reporting entities that are required to evaluate whether they should consolidate a variable interest entity in certain situations involving entities under common control. Specifically, the amendments change the evaluation of whether a reporting entity is the primary beneficiary of a variable interest entity by changing how a reporting entity that is a single decision maker of a variable interest entity treats indirect interests in the entity held through related parties that are under common control with the reporting entity. The amendments are effective for public business entities for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Early adoption is permitted. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)”. ASU 2014-09 requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. ASU 2014-09 will replace most existing revenue recognition guidance in U.S. Generally Accepted Accounting Principles when it becomes effective and permits the use of either the retrospective or cumulative effect transition method. The guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. In August 2015, the FASB issued ASU No. 2015-14, “Deferral of the Effective Date”, which defers the effective date for ASU 2014-09 by one year. For public entities, the guidance in ASU 2014-09 will be effective for annual reporting periods beginning after December 15, 2017 (including interim reporting periods within those periods), which means it will be effective for the Company’s fiscal year beginning January 1, 2018. In March 2016, the FASB issued ASU No. 2016-08, “Principal versus Agent Considerations (Reporting Revenue versus Net)”, which clarifies the implementation guidance on principal versus agent considerations in the new revenue recognition standard. In April 2016, the FASB issued ASU No. 2016-10, “Identifying Performance Obligations and Licensing”, which reduces the complexity when applying the guidance for identifying performance obligations and improves the operability and understandability of the license implementation guidance. In May 2016, the FASB issued ASU No. 2016-12 “Narrow-Scope Improvements and Practical Expedients”, which amends the guidance on transition, collectability, noncash consideration and the presentation of sales and other similar taxes. In December 2016, the FASB further issued ASU 2016-20, “Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers”, which makes minor corrections or minor improvements to the Codification that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. The amendments are intended to address implementation issues that were raised by stakeholders and provide additional practical expedients to reduce the cost and complexity of applying the new revenue standard. These amendments have the same effective date as the new revenue standard. Preliminarily, we plan to adopt Topic 606 in the first quarter of our fiscal 2018 using the retrospective transition method, and are continuing to evaluate the impact our pending adoption of Topic 606 will have on our consolidated financial statements. The Company’s current revenue recognition policies are generally consistent with the new revenue recognition standards set forth in ASU 2014-09. Potential adjustments to input measures are not expected to be pervasive to the majority of the Company’s contracts. While no significant impact is expected upon adoption of the new guidance, the Company will not be able to make that determination until the time of adoption based upon outstanding contracts at that time.

In January 2017, the FASB issued ASU No. 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business”. The amendments in this ASU clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. Basically these amendments provide a screen to determine when a set is not a business. If the screen is not met, the amendments in this ASU first, require that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and second, remove the evaluation of whether a market participant could replace missing elements. These amendments take effect for public businesses for fiscal years beginning after December 15, 2017 and interim periods within those periods, and all other entities should apply these amendments for fiscal years beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.